UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION Washington,
DC  20549
						FORM 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended:
December 31, 2000
Check here if Amendment  [ X  ]
Amendment Number:  1 This Amendment:
	    [ X  ]     is a restatement


				[	 ]   adds new
holdings entries.
Institutional Investment Manager Filing this
report:
Name:			Nevis Capital Management, Inc.
Address:			1119 Saint Paul St.


	Baltimore, MD  21202
13F File Number:		    28-5688
The institutional investment manager filing this
report and the person by whom it is signed
hereby represent that the person signing the
report is authorized to submit it, that all
information contained herein is true, correct
and complete, and that it is understood that all
required items, statements, schedules, lists,
and tables are considered integral parts of this
form.
Person Signing this Report on Behalf of
Reporting Manager:
Name:			David R. Wilmerding, III
Title:			President
Phone:			(410) 385-2645
Signature, Place and Date of Signing:
David R. Wilmerding, III      Baltimore,
Maryland      May 10, 2001
       			Report Type:
[     X	]		13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT
List of Other Managers Reporting for this
Manager:
None
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 20



Form 13F Information Table Value
Total: $940,937
	FORM 13F
INFORMATION TABLE

Nevis Capital Management, Inc.
FORM 13F
December 31, 2000

                                                                Voting Authority

--------------------------
                        Value   Shares/ Sh/     Put/    Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt Prn     Call
Dscretn ManagersSole    Shared  None
-------------------------------------------     ----    -------
--------------------------------

Aether SCOM     00808v10   24824  634477SH              Sole
634477
Agile   COM     00846X10    6271  127000SH              Sole
127000
AmericanCOM     02991220  125383 3310431SH
Sole             3310431
Armor HoCOM     04226010   23157 1328000SH
Sole             1328000
BEA SystCOM     07332510   65510  973225SH
Sole              973225
CSG SystCOM     12634910   69120 1472600SH
Sole             1472600
Clear ChCOM     18450210   70189 1449057SH
Sole             1449057
ConductuCOM     20678410    2783  530000SH              Sole
530000
ConneticCOM     20819210    2702  592300SH              Sole
592300
Ebenx InCOM     27866810    3758  556800SH              Sole
556800
Gene LogCOM     36868910    4043  220000SH
Sole              220000
HyperionCOM     44914M10   31600 2046967SH
Sole             2046967
MicrostrCOM     59497210   23484 2471950SH              Sole
2471950
ParametrCOM     69917310   17800 1324633SH
Sole             1324633
Primus  COM     74163Q10    4576  704000SH              Sole
704000
RationalCOM     75409p20  163760 4205721SH
Sole             4205721
SBA CommCOM     78388J10   67607 1646453SH
Sole             1646453
Vicor CoCOM     92581510   85050 2799998SH
Sole             2799998
Vitesse COM     92849710   65142 1177703SH              Sole
1177703
Wind RivCOM     97314910   84179 2466793SH
Sole             2466793
REPORT S      20DATA REC  940937        0       OTHER
MANAGERS ON WHOSE BEHALF REPORT IS FILED



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